Segment information - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 segment
Segment Reporting Information [Line Items]
Number of reportable segments	3
Air And Packages, Hotels And Other Travel Products Segments
Segment Reporting Information [Line Items]
Number of reportable segments within business line	2
Financial Services
Segment Reporting Information [Line Items]
Number of reportable segments within business line	1